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GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE INFORMATION
800-637-1700

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor -- Resrv Partners, Inc.
RF/STR ANNUAL 06/02


[LOGO]

American Express Money Market Accounts
Strategist Money-Market Fund

Annual Report
May 31, 2002

OFFERED BY THE RESERVE FUNDS

                          STRATEGIST MONEY-MARKET FUND
                     STATEMENT OF NET ASSETS--MAY 31, 2002

 PRINCIPAL                                                                            VALUE
  AMOUNT     NEGOTIABLE BANK CERTIFICATES OF DEPOSIT--49.7%                          (NOTE 1)
 ---------   ----------------------------------------------                          --------

             DOMESTIC -- 10%
$1,000,000   Keybank, 1.795%, 4/25/03..........................................  $      1,000,000
 1,000,000   Southtrust Bank, 1.80%, 6/13/02...................................         1,000,000
                                                                                 ----------------
                                                                                        2,000,000
                                                                                 ----------------
             YANKEES--39.7%
 1,000,000   ABN-AMRO Bank, 1.82%, 6/3/02......................................  $      1,000,000
 1,000,000   Barclays Bank PLC, 1.88%, 8/20/02.................................         1,000,000
 1,000,000   Credit Agricole Indosuez, 3.04%, 4/22/03..........................           999,826
 1,000,000   Deutsche Bank, 1.87%, 8/22/02.....................................         1,000,000
 1,000,000   KBC Bank, 2.89%, 4/21/03..........................................           999,827
 1,000,000   Landesbank Baden-Wurttemberg, 1.805%, 7/8/02......................         1,000,005
 1,000,000   Natexis Banques Populaires, 1.83%, 6/3/02.........................         1,000,000
 1,000,000   Royal Bank of Scotland, 1.82%, 6/3/02.............................         1,000,000
                                                                                 ----------------
                                                                                        7,999,658
                                                                                 ----------------
             Total Negotiable Bank Certificates of Deposit (Cost $9,999,658)...         9,999,658
                                                                                 ----------------
             REPURCHASE AGREEMENTS--49.8%
 5,000,000   Bear Stearns & Co., Inc., 1.84%, due 6/3/02, repurchase proceeds at maturity $5,000,767 (collateralized by FGRM 6.5% to 7.0% due
             8/15/23 to 2/15/32 valued at $4,809,677, FNST 0% due 9/1/10 valued at $1,029, SFNI 0% due 12/1/18 to 8/1/21 valued at $164,058, SFNP
             0% due 1/1/18 valued at $176,418).................................         5,000,000
 5,000,000   State Street Bank & Trust, 1.79%, due 6/3/02, repurchase proceeds at maturity $5,000,746 (collateralized by FNMA 6.0% due 11/1/31
             valued at $5,100,900).............................................         5,000,000
                                                                                 ----------------
             Total Repurchase Agreements (Cost $10,000,000)....................        10,000,000
                                                                                 ----------------

                 TOTAL INVESTMENTS (COST $19,999,658)................      99.5%       19,999,658
                 OTHER ASSETS, LESS LIABILITIES......................       0.5            97,449
                                                                       --------  ----------------
                 NET ASSETS..........................................     100.0% $     20,097,107
                                                                       ========  ================
                 NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE BASED
                 ON 20,097,107 SHARES OF BENEFICIAL INTEREST
                 $.001 PAR VALUE OUTSTANDING...................................             $1.00
                                                                                 ================

                                       GLOSSARY
FGRM    --   Freddie MAC Gold Remic Fixed Rate
FNMA    --   Federal National Mortgage Association
FNST    --   Federal National Mortgage Association Strips
SFNI    --   Fannie Mae Strips Interest only
SFNP    --   Fannie Mae Strips Principal only

                       SEE NOTES TO FINANCIAL STATEMENTS.

                          STRATEGIST MONEY-MARKET FUND
                            STATEMENT OF OPERATIONS
                        FOR THE YEAR ENDED MAY 31, 2002

INTEREST INCOME (Note 1).........................................  $     629,050
                                                                   -------------

EXPENSES (Note 2)
  Comprehensive management fee...................................        181,577
  Distribution (12b-1) fee.......................................         45,394
  Trustee fees...................................................            661
                                                                   -------------
    Total Expenses...............................................        227,632
    Less: expenses waived (Note 2 & 3)...........................       (136,182)
                                                                   -------------
    Net Expenses.................................................         91,450
                                                                   -------------

NET INVESTMENT INCOME, representing Net Increase in Net Assets
  from Investment Operations.....................................  $     537,600
                                                                   =============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                     YEAR ENDED      YEAR ENDED
                                                                    MAY 31, 2002    MAY 31, 2001
                                                                   --------------  --------------
INCREASE IN NET ASSETS FROM INVESTMENT OPERATIONS:
  Net investment income..........................................  $     537,600   $   2,453,681
                                                                   -------------   -------------

DIVIDENDS PAID TO SHAREHOLDERS FROM (Note 1):
  Net investment income..........................................       (537,600)     (2,453,681)
                                                                   -------------   -------------

FROM CAPITAL SHARE TRANSACTIONS (at net asset value of $1.00 per share):
  Net proceeds from sale of shares...............................     54,132,020      62,275,241
  Dividends reinvested...........................................        537,600       2,453,681
  Cost of shares redeemed........................................    (62,002,450)    (79,602,425)
                                                                   -------------   -------------
                                                                      (7,332,830)    (14,873,503)
                                                                   -------------   -------------
  Net decrease in net assets.....................................     (7,332,830)    (14,873,503)

NET ASSETS
  Beginning of period............................................     27,429,937      42,303,440
                                                                   -------------   -------------
  End of period..................................................  $  20,097,107   $  27,429,937
                                                                   =============   =============

                       SEE NOTES TO FINANCIAL STATEMENTS.

                         NOTES TO FINANCIAL STATEMENTS

(1)  SIGNIFICANT ACCOUNTING POLICIES:
--------------------------------------------------------------------------------

     The Strategist Money-Market Fund, a series of The Reserve Fund, is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company. The policies summarized below are consistently followed in the preparation of its financial statements in conformity with generally accepted accounting principles.

     A. The Reserve Fund's authorized shares of beneficial interest are unlimited and are divided into seven (7) series (funds): Primary Fund, U.S. Government Fund, U.S. Treasury Fund, Primary II Fund, U.S. Government II Fund, U.S Treasury II Fund and Strategist Money-Market Fund. These financial statements and notes apply only to the Strategist Money-Market Fund (the "Fund").

     B. Securities are valued at amortized cost, which approximates market value. The amortized cost method values a security at cost plus accrued interest at the time of purchase, and thereafter assumes a constant amortization to maturity of any discount or premium, irrespective of intervening changes in interest rates or market values. For purposes of compliance with Rule 2a-7 of the Investment Company Act of 1940 and for computing the portfolio's weighted average life to maturity, the maturity of floating or variable rate instruments in which the Fund may invest will be deemed to be for floating rate instruments (1) the notice period required before the Fund is entitled to receive payment of the principal amount of the instrument, and for variable rate instruments the longer of
     (1) above or (2) the period remaining until the instrument's next interest rate adjustment.

     C. It is the policy of the Fund to comply with Subchapter M of the Internal Revenue Code and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

     D. Security transactions are recorded on a trade date basis; interest income is accrued daily and security premium or discount is amortized or accreted daily. Net investment income is distributed to shareholders daily and automatically reinvested in additional Fund shares.

     E. The Fund may enter into repurchase agreements with financial institutions and securities dealers who are deemed creditworthy pursuant to guidelines established by the Fund's Board of Trustees. The Fund's Investment Adviser will follow procedures intended to provide that all repurchase agreements are at least 100% collateralized as to principal and interest. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings. The Fund's custodians hold the underlying securities subject to repurchase agreements.

(2)  MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
--------------------------------------------------------------------------------

     Pursuant to an Investment Management Agreement (the "Agreement") between Reserve Management Company, Inc. ("RMCI") and the Fund, RMCI serves as the Fund's Investment Adviser subject to the policies adopted by the Board of Trustees. Under the Agreement, RMCI is responsible for the supervision of the day-to-day operations, managing the Fund's investments, effecting purchases and sales thereof, and absorbing certain promotional expenses. For its services as Investment Adviser RMCI receives a comprehensive management fee, which is accrued daily at the annual rate of 0.80% of the average daily net assets of the Fund. The comprehensive management fee includes the advisory fee, as well as all administrative and customary operating expenses of the Fund, as well as shareholder liaison services (such as, responding to customer inquires and providing information on their investments), recordkeeping charges, accounting expenses and transfer agent cost. Excluded from the definition of customary operating expenses are: interest charges, taxes, brokerage fees and commissions, extraordinary legal and accounting fees and other extraordinary expenses, payments under the Trust's Distribution Plan and the fees of the disinterested Trustees, for which each Fund pays its direct or allocated share. For the year ended May 31, 2002, RMCI voluntarily waived a portion of its fee amounting to $90,788. Certain Trustees/Officers of the Fund are also Officers of RMCI.

(3)  DISTRIBUTION ASSISTANCE:
--------------------------------------------------------------------------------

     The Fund has adopted a Rule 12b-1 Plan with Resrv Partners, Inc., an affiliate of RMCI, which allows the Fund to pay distribution fees for the sale and distribution of its shares. The rate of distribution expenses is 0.20% per year of the Fund's average net assets. The Plan requires RMCI to pay an equivalent amount from its own resources. For the year ended
     May 31, 2002, the Fund accrued $45,394 in distribution fees of which $45,394 was voluntarily waived.

(4)  MANAGEMENT'S USE OF ESTIMATES:
--------------------------------------------------------------------------------

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the dates of the financial statements and the reported amounts of income and expenses during the reporting periods. Actual results could differ from those estimates.

(5)  COMPOSITION OF NET ASSETS:
--------------------------------------------------------------------------------

     At May 31, 2002, the Fund's net assets consisted of $20,097 in par value and $20,077,010 in paid-in capital.

(6)  FINANCIAL HIGHLIGHTS:
--------------------------------------------------------------------------------

     Contained below is per share operating performance data for a share of beneficial interest for each of the periods as indicated.

                                                                   FOR FISCAL YEARS ENDED MAY 31,
                                                          ------------------------------------------------
                                                            2002      2001      2000      1999      1998
                                                          --------  --------  --------  --------  --------
      Net asset value at beginning of period............  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                                          --------  --------  --------  --------  --------
      Net investment income from investment
        operations......................................    0.0232    0.0578    0.0550    0.0496    0.0542
      Less dividends from net investment income.........   (0.0232)  (0.0578)  (0.0550)  (0.0496)  (0.0542)
                                                          --------  --------  --------  --------  --------
      Net asset value at end of period..................  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000  $ 1.0000
                                                          ========  ========  ========  ========  ========
      Total Return......................................      2.36%     5.78%     5.50%     4.96%     5.42%
      RATIOS/SUPPLEMENTAL DATA
      --------------------------------------------------
      Net assets end of period (millions)...............  $   20.1  $   27.4  $   42.3  $   52.6  $   56.3
      Ratio of expenses to average net assets(a)........      1.01%     1.01%     1.00%     1.00%     1.00%
      Ratio of net investment income to average net
        assets(a)*......................................      1.78%     5.19%     4.61%     4.24%     4.62%

---------------

  *  Amount shown before waivers.
(a) Due to the voluntary waiver of certain expenses by RMCI, the net expense ratios and net investment income amounted to:

                         FOR FISCAL    EXPENSES    NET INVESTMENT
                         YEARS          RATIOS         INCOME
                         ENDED        WITH WAIVER   WITH WAIVER
                         -----        -----------  --------------

                            5/02         0.41%         2.38%
                            5/01         0.41%         5.79%
                            5/00         0.40%         5.21%
                            5/99         0.40%         4.84%
                            5/98         0.33%         5.29%

                       REPORT OF INDEPENDENT ACCOUNTANTS
--------------------------------------------------------------------------------

To the Trustees of The Reserve Fund and the Shareholders of Strategist Money-Market Fund:

In our opinion, the accompanying statement of net assets, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Strategist Money-Market Fund (the "Fund"; a series of The Reserve Fund) at
May 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York
July 12, 2002

        THE JOINT BOARD OF TRUSTEES AND EXECUTIVE OFFICERS OF THE FUNDS

The Board of Trustees is responsible for the management and supervision of the Funds. The Trustees approve all significant agreements between the Funds and those companies that furnish services to the Funds. The Trustees and the Executive Officers of the Funds oversee 28 portfolios in the Reserve fund complex. With the exception of Father Donald Harrington, none of the Trustees or Executive Officers hold other directorships outside The Reserve Funds; Fr. Harrington is a Director of The Bear Stearns Companies, Inc. (financial institution) since 1993.

The Trustees and Executive Officers of the Funds, together with information as to their principal business occupations during at least the last five years, are shown below:

INTERESTED TRUSTEE*

                            CURRENT POSITIONS HELD    TERM OF OFFICE **       PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE              WITH THE FUNDS      AND LENGTH OF SERVICE          THE LAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------
BRUCE R. BENT               Chairman/Chief          Since 2000             President of Reserve Management
Age: 65                     Executive Officer and                          Company, Inc. ("RMCI"), Director
The Reserve Funds           Trustee of The Reserve                         and Chairman/Chief Executive
1250 Broadway               Fund ("RF"), Reserve                           Officer of Reserve Management
New York, NY 10001-3701     Tax-Exempt Trust                               Corporation ("RMC"); Chairman and
                            ("RTET"), Reserve New                          Director of Resrv Partners, Inc.
                            York Tax-Exempt Trust                          ("RESRV") (2000 - present) and
                            ("RNYTET"), Reserve                            Chairman and Director of the
                            Municipal Money-Market                         Reserve Offshore Money Fund, Ltd.
                            Trust ("RMMMT") and                            (1990 - present)
                            Reserve Private Equity                         Co-founder of The Reserve Funds
                            Series ("RPES").                               (1970); various executive officer
                                                                           positions (1970 - 2000).

  * MR. BENT IS CONSIDERED TO BE AN "INTERESTED PERSON" OF THE FUNDS AS DEFINED IN THE 1940 ACT DUE TO HIS EMPLOYMENT WITH RMC, RMCI AND RESRV.

DIS-INTERESTED TRUSTEES

                            CURRENT POSITIONS HELD    TERM OF OFFICE **       PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE              WITH THE FUNDS      AND LENGTH OF SERVICE          THE LAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------
EDWIN EHLERT, JR.           Trustee of RF, RTET,    Since 1970             Retired. President, Premier
Age: 70                     RNYTET, RMMMT and                              Resources, Inc. (meeting
125 Elm Street              RPES.                                          management firm) (1987 - 2001)
Westfield, NJ 07091
--------------------------------------------------------------------------------------------------------------
PATRICK J. FOYE             Trustee of RF, RTET,    Since 2000             Deputy Chairman of Long Island
Age: 45                     RNYTET, RMMMT and                              Power Authority (1995 - present).
c/o AIMCO                   RPES.                                          Executive Vice President of
2000 S. Colorado Blvd.                                                     Apartment Investment and Management
Tower Two                                                                  Company ("AIMCO") (a real estate
Suite 2-1000                                                               investment trust and the nation's
Denver, CO 80222                                                           largest owner and manager of
                                                                           multi-family apartment properties)
                                                                           (1998 to present); Partner,
                                                                           Skadden, Arps Slate (Law firm)
                                                                           (1989 - 1998).
--------------------------------------------------------------------------------------------------------------
DONALD J. HARRINGTON, C.M.  Trustee of RF, RTET,    Since 1987             President of St. John's University,
Age: 56                     RNYTET, RMMMT and                              NY (1989 - present).
c/o St. John's University   RPES.
8000 Utopia Parkway
Jamaica, NY 11439
--------------------------------------------------------------------------------------------------------------
WILLIAM J. MONTGORIS        Trustee of RF, RTET,    Since 1999             Retired. Former Chief Operating
Age: 55                     RNYTET, RMMMT and                              Officer of The Bear Stearns
286 Gregory Road            RPES.                                          Companies, Inc. (1979 - 1999)
Franklin Lakes, NJ 07417
--------------------------------------------------------------------------------------------------------------
WILLIAM E. VIKLUND          Trustee of RF, RTET,    Currently, since       Retired. Former President and COO
Age: 62                     RNYTET, RMMMT and       1999. (Previously,     of Long Island Bankcorp (1980 -
110 Grist Mill Lane         RPES.                   1987 - 1990)           1996).
Plandome Manor, NY
11030-1110

 ** EACH TRUSTEE SHALL HOLD OFFICE UNTIL HE RESIGNS, IS REMOVED OR UNTIL HIS SUCCESSOR IS DULY ELECTED AND QUALIFIED. A TRUSTEE SHALL RETIRE UPON ATTAINING THE AGE OF SEVENTY-FIVE (75) YEARS. TRUSTEES NEED NOT BE SHAREHOLDERS.

OFFICERS, WHO ARE NOT TRUSTEES

                            CURRENT POSITIONS HELD    TERM OF OFFICE **       PRINCIPAL OCCUPATIONS DURING
NAME, ADDRESS, AGE              WITH THE FUNDS      AND LENGTH OF SERVICE          THE LAST FIVE YEARS
--------------------------------------------------------------------------------------------------------------
BRUCE R. BENT II            President and           Since 2000 and 2002,   Senior Vice President, Secretary
Age: 36                     Assistant Treasurer of  respectively           and Assistant Treasurer of RMCI;
The Reserve Funds           RF, RTET, RNYTET,                              Senior Vice President, Secretary
1250 Broadway               RMMMT and                                      and Assistant Treasurer of RMC;
New York, NY 10001-3701     RPES.                                          and, Secretary and Director of
                            Trustee of RMMMT.                              RESRV (2000 to present). Trustee of
                                                                           RF, RTET, RNYTET, and RPES (1999 -
                                                                           2001). Vice President RMC, RMCI and
                                                                           RESRV (1992 - 2000).
--------------------------------------------------------------------------------------------------------------
ARTHUR T. BENT III          Chief Operating         Since 2000 and 2002,   Chief Operating Officer/Treasurer,
Age: 34                     Officer/Treasurer,      respectively.          Senior Vice President and Assistant
The Reserve Funds           Senior Vice President                          Secretary of RMCI; President,
1250 Broadway               and Assistant                                  Treasurer and Assistant Secretary
New York, NY 10001-3701     Secretary of RF, RTET,                         of RMC; and, Treasurer and Director
                            RNYTET, RMMMT and                              of RESRV (2000 - present). Vice
                            RPES.                                          President RMC, RMCI and RESRV
                            Trustee of RMMMT.                              (1997 - 2000).
--------------------------------------------------------------------------------------------------------------
IRENE S. GREENBERG          General Counsel of RF,  Since 2002             General Counsel of RMC, RMCI and
Age: 47                     RTET, RNYTET, RMMMT                            RESRV. Former Vice President and
The Reserve Funds           and RPES.                                      Assistant General Counsel, U.S.
1250 Broadway                                                              Trust Company of New York (1999 -
New York, NY 10001-3701                                                    2002); Former Vice President and
                                                                           Manager, Bankers Trust Company
                                                                           (1997 - 1999).
--------------------------------------------------------------------------------------------------------------
AGNES N. MULLADY            Controller of RF,       Since 2000             Controller of RMC, RMCI and RESRV.
Age: 43                     RTET, RNYTET, RMMMT                            Vice President and Treasurer,
The Reserve Funds           and RPES.                                      Northstar Funds; Senior Vice
1250 Broadway                                                              President and Chief Financial
New York, NY 10001-3701                                                    Officer, Northstar Investment
                                                                           Management Corp.; President and
                                                                           Treasurer, Northstar Administrators
                                                                           Corp.; and, Vice President and
                                                                           Treasurer, Northstar
                                                                           Distributors, Inc. (1993 - 1999)

 ** OFFICERS HOLD THEIR POSITIONS WITH THE TRUST UNTIL A SUCCESSOR HAS BEEN DULY ELECTED AND QUALIFIED.

The SAI includes additional information about Fund Trustees and is available, without charge, upon request, at 1-800-637-1700.